Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Weighted Average Assumptions Used

	2011	2010	2009
Expected life (years)	6.2	6.1	6.7
Expected volatility	40.0%	43.3%	48.2%
Expected dividend yield	1.04%	0.19%	2.23%
Risk-free interest rate	3.36%	3.75%	2.70%
Weighted-average fair value per option	$20.83	$16.73	$8.63

Summary Of Stock Options And Stock-Settled SARS Activity

Options and Stock-Settled SARS Activity:	Number of Units	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	3,417,687	$40.76
Granted	416,718	51.49
Exercised	(342,823)	30.89
Forfeited	(186,183)	47.99

Outstanding at December 31, 2011	3,305,399	$42.71	5.4	$20.6

Exercisable at December 31, 2011	2,456,156	$43.43	4.4	$14.5

Summary Of Non-Vested Stock And Non-Vested Stock Units

Non-vested Stock and Stock Units:	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Nonvested at January 1, 2011	124,740	$35.19
Granted	70,626	52.02
Vested	(7,272)	56.85
Forfeited	(7,164)	46.11

Nonvested at December 31, 2011	180,930	$40.40